STOCK OPTION PLANS (Tables)	12 Months Ended
Sep. 30, 2014
Stock Option Plans Tables
Stock option plan

Issue Date	No. of Options Issued	Exercise Price ($)	Share Price on Grant Date ($)	Expiry Date	Remaining Contractual Life (Years)
5/29/2014	12,750,000	0.15	0.18	5/29/2024	9.67
5/29/2014	2,000,000	0.20	0.18	5/29/2019	4.67
Balance As at September 30 2014	14,750,000			Weighted Average Contractual Life (Years)	8.99